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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]:  Amendment Number:

   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas D. Stern
Title:    Managing Director
Phone:    (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern            New York, New York              November 14, 2005
-----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total:   $ 2,787,277 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
--------                       --------    --------   --------         -------          --------   --------            --------
NAME OF ISSUER                 TITLE OF                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
                               CLASS        CUSIP     (x $1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE    SHARED NONE
------                         -----        -----     ---------  -------    ---  ----  ----------  --------      ----    ------ ----
COMCAST CORP NEW               CL A SPL  20030N 20 0   815,368  28,331,061  SH            SOLE               28,331,061
CAREMARK RX INC                COM       141705 10 3   586,741  11,751,275  SH            SOLE               11,751,275
LABORATORY CORP AMER HOLDINGS  COM NEW   50540R 40 9   442,915   9,092,896  SH            SOLE                9,092,896
AMERICAN TOWER CORP            CL A      029912 20 1   418,545  16,775,350  SH            SOLE               16,775,350
FEDERAL HOME LN MTG CORP       COM       313400 30 1   308,319   5,460,835  SH            SOLE                5,460,835
UNITEDHEALTH GROUP INC         COM       91324P 10 2   215,389   3,832,542  SH            SOLE                3,832,542